FYE STOCKHOLDERS' EQUITY (Details Narrative 1) (USD $)	0 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended								1 Months Ended	12 Months Ended	0 Months Ended							1 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Aug. 19, 2013	Aug. 14, 2013	Jul. 29, 2013 Units	Jul. 25, 2013	May 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 14, 2013 Post Stock Split Units	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split Units	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split Units	Dec. 31, 2013 Post Stock Split	Aug. 14, 2013 Pre Stock Split Units	Jul. 29, 2013 Pre Stock Split	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	May 31, 2013 Pre Stock Split Units	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Apr. 30, 2013 Pre Stock Split Units	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Dec. 31, 2013 Stock Options	Nov. 15, 2013 Stock Options Kairix Analytics	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Aug. 19, 2013 Consultants Stock Options	Jul. 25, 2013 Consultants Stock Options
Options Granted									1,309,230											794,230											1,309,230	300,000	23,077	176,923	300,000	2,300,000	303,846	67,307
Award term																													5 years	5 years		5 years					5 years	5 years
Vesting terms of options granted																													vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary

The option has a term of five (5) years and vests 33% on each of the first and second anniversaries and 34% on the third anniversary of the Kairix Agreement.  The Company has valued the option at $984,447 using the Black-Scholes option pricing model with the following assumptions:  an expected life of two and one-half years; volatility of 100% and a risk-free interest rate of 0.65%.

																																					vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary	vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Shares issued for services			1,923	4,380		11,538		5,769					67,308			23,077		30,769					875,000				400,000
Grant date fair value (per share)	$ 5.85		$ 7.00	$ 6.85		$ 5.03		$ 6.00	$ 6.50				$ 4.55	$ 5.27		$ 5.85	$ 4.94							$ 0.41		$ 0.38
Value of shares issued for services				$ 30,000					$ 59,620	$ 198,287
Ownership units sold											153,846				999,998				2,404		2,000,000				13,000,000			31,250
Gross proceeds from sale of ownership units		800,000			5,200,000		25,000
Price of ownership unit sold											5	5			5				10		0	0			0			1
Shares in each ownership unit sold		1	1				2
Warrants in each ownership unit sold		3	3				1
Shares sold in ownership units											153,846	5,696			999,998				4,808
Warrants sold in ownership units											76,923	2,848			499,999				2,404
Warrant Exercise Price											6.50	6.50			6.50				7.80		0.50	0.50			0.50			0.60
Ownership units converted from legal fees, legal fees			$ 29,620
Ownership units converted from legal fees, ownership units			5,696